Warrants (Tables)	9 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Warrant Rollforward

For the nine months ended September 30,		2022
	Number of warrants
Balance, beginning of the period	22,997,712	$57.1
Cash exercises	(7,396)	—
Cashless exercises	(22,540,651)	(46.0)
Redemptions	(449,665)	—
Fair value gain on warrants	—	(11.1)
Balance, end of the period	—	$—